CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 2,532,236	$ 65,590	$ 4,284,362
Accounts receivable	406,441	411,336	235,605
Note receivable		0	8,710
Inventory	219,201	202,189	265,761
Prepaid expenses and other assets	79,392	37,993	40,882
Costs in excess of billings	650,290	521,213	0
Total current assets	3,887,560	1,238,321	4,835,320
Property, plant and equipment, net	2,852,231	2,874,678	1,295,388
Other assets:
Note receivable	0	16,748	15,835
Security deposit	20,825	0
Investment at equity	128,483	139,836	45,460
Total other assets	149,308	156,584	61,295
Total assets	6,889,099	4,269,583	6,192,003
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable and accrued liabilities	1,309,726	1,635,353	1,412,081
Due to related party	44,152	0	70,867
Deposit payable	64,403	154,403	219,403
Billings in excesss of costs and estimated earned profits on uncompleted contracts	27,298	0	48,186
Estimated loss on uncompleted contract	98,965	188,484	0
Debt- current portion	111,270	110,780	506,908
Debt- current portion - related party		0	546,000
Total current liabilities	1,655,814	2,089,020	2,803,445
Long term liabilities:
Debt- long term, net of discount	654,023	2,807,869	38,111
Debt- long term- related party, net of discount	675,122	3,425,334
Derivative liability	10,782,914	0
Total long term liabilities	12,112,059	6,233,203	38,111
Total liabilities	13,767,873	8,322,223	2,841,556
Stockholders' (deficit) equity:
Preferred stock, $0.01 par value; authorized shares 1,000,000; 0 shares issued and outstanding	0	0	0
Common stock	7,277	7,277	7,021
Additional paid in capital	48,931,422	48,752,581	37,053,920
Accumulated (deficit)	(55,817,473)	(52,812,498)	(33,710,494)
Total stockholders' (deficit) equity	(6,878,774)	(4,052,640)	3,350,447
Total liabilities and stockholders' (deficit) equity	$ 6,889,099	$ 4,269,583	$ 6,192,003